                    National Integrity Life Insurance Company
                             515 West Market Street
                              Louisville, KY 40202



May 6, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington DC 20549

RE:   Separate Account II of National Integrity Life Insurance Company
      Rule 497(j) Prospectus and Statement of Additional Information Filing Registration No. 33- 51126

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1993, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that in the Registrant's post-effective amendment number 15 to its Registration Statement on Form N-4, which was filed electronically on April 26, 2002

Sincerely


/S/G. Stephen Wastek
G. Stephen Wastek
Assistant General Counsel